RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2024
Related Party [Abstract]
Disclosure of transactions between related parties
Inclusive of those described above, the following table summarizes the transactions the company has entered into with related parties and balances the company has entered into for the three and six month periods ended June 30, 2024 and 2023:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2024	2023	2024	2023
Transactions during the period
Revenues (1)	$54	$6	$81	$53
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(1)The company provides construction services to affiliates of Brookfield.

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Balances at end of period:
Accounts and other receivable, net	$1,432	$1,376
Accounts payable and other	276	23
Non-recourse borrowings in subsidiaries of the company	44	68